Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,
	2015	2015	2016	2017	2018	2018	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10

Summary of stock option activity

								Intrinsic
								value of
	Number of	Exercise Price			Remaining			options
	Options	RMB			Contractual			RMB
Outstanding, as of January 1, 2018	38,259,645	0.27	-	27.02	7.07	-	9.78	1,156,955,666
Granted	41,316,054	25.42	-	30.27			10	1,781,629
Forfeited	2,109,000	0.27	-	30.27	7.34	-	9.83	162,452
Outstanding, as of December 31, 2018	77,466,699	0.27	-	30.27	6.07	-	9.83	1,005,012,166
Vested and expected to vest as of December 31, 2018	77,466,699	0.27	-	30.27	6.07	-	9.83	1,005,012,166
Exercisable as of December 31, 2018	20,053,395	0.27	-	25.42	6.07	-	9.33	586,560,814

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Origination and servicing	29,999,172	55,403,160	103,124,758	14,998,874
General and administrative	7,489,762	18,227,289	66,264,371	9,637,753
Sales and marketing	405,062	379,126	2,447,356	355,953